Securitizations and Other Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Securitizations and Other Variable Interest Entities [Abstract]
Securitizations And Other Variable Interest Entities Disclosure [Text Block]
Securitizations and Other Variable Interest Entities
The Corporation utilizes VIEs in the ordinary course of business to support its own and its customers’ financing and investing needs. The Corporation routinely securitizes loans and debt securities using VIEs as a source of funding for the Corporation and as a means of transferring the economic risk of the loans or debt securities to third parties. The Corporation also administers, structures or invests in other VIEs including CDOs, investment vehicles and other entities.
The following tables present the assets and liabilities of consolidated and unconsolidated VIEs at December 31, 2011 and 2010, in situations where the Corporation has continuing involvement with transferred assets or if the Corporation otherwise has a variable interest in the VIE. The tables also present the Corporation’s maximum exposure to loss at December 31, 2011 and 2010 resulting from its involvement with consolidated VIEs and unconsolidated VIEs in which the Corporation holds a variable interest. The Corporation’s maximum exposure to loss is based on the unlikely event that all of the assets in the VIEs become worthless and incorporates not only potential losses associated with assets recorded on the Corporation’s Consolidated Balance Sheet but also potential losses associated with off-balance sheet commitments such as unfunded liquidity commitments and other contractual arrangements. The Corporation’s maximum exposure to loss does not include losses previously recognized through write-downs of assets.
The Corporation invests in ABS issued by third-party VIEs with which it has no other form of involvement. These securities are included in Note 3 – Trading Account Assets and Liabilities and Note 5 – Securities. In addition, the Corporation uses VIEs such as trust preferred securities trusts in connection with its funding activities as described in Note 13 – Long-term Debt. The Corporation also uses VIEs in the form of synthetic securitization vehicles to mitigate a portion of the credit risk on its residential mortgage loan portfolio as described in Note 6 – Outstanding Loans and Leases. The Corporation uses VIEs, such as cash funds managed within Global Wealth & Investment Management (GWIM), to provide investment opportunities for clients. These VIEs, which are not consolidated by the Corporation, are not included in the tables within this Note.
Except as described below, the Corporation did not provide financial support to consolidated or unconsolidated VIEs during 2011 or 2010 that it was not previously contractually required to provide, nor does it intend to do so.
Mortgage-related Securitizations
First-lien Mortgages
As part of its mortgage banking activities, the Corporation securitizes a portion of the first-lien residential mortgage loans it originates or purchases from third parties, generally in the form of MBS guaranteed by government-sponsored enterprises, FNMA and FHLMC (collectively the GSEs), or GNMA in the case of FHA-insured and U.S. Department of Veteran Affairs (VA)-guaranteed mortgage loans. Securitization usually occurs in conjunction with or shortly after loan closing or purchase. In addition, the Corporation may, from time to time, securitize commercial mortgages it originates or purchases from other entities. The Corporation typically services the loans it securitizes. Further, the Corporation may retain beneficial interests in the securitization trusts including senior and subordinate securities and equity tranches issued by the trusts. Except as described below and in Note 9 – Representations and Warranties Obligations and Corporate Guarantees, the Corporation does not provide guarantees or recourse to the securitization trusts other than standard representations and warranties.
The table below summarizes select information related to first-lien mortgage securitizations for 2011 and 2010.

First-lien Mortgage Securitizations

	Residential Mortgage
			Non-Agency
	Agency		Prime		Subprime		Alt-A		Commercial Mortgage
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Cash proceeds from new securitizations (1)	$142,910	$243,901	$—	$—	$—	$—	$36	$7	$4,468	$4,227
Loss on securitizations, net of hedges (2)	(373)	(473)	—	—	—	—	—	—	—	—
Cash flows received on residual interests	—	—	3	18	38	58	6	2	18	20

(1)
The Corporation sells residential mortgage loans to GSEs in the normal course of business and receives MBS in exchange which may then be sold into the market to third-party investors for cash proceeds.

(2)
Substantially all of the first-lien residential mortgage loans securitized are initially classified as LHFS and accounted for under the fair value option. As such, gains are recognized on these LHFS prior to securitization. During 2011 and 2010, the Corporation recognized $2.9 billion and $5.1 billion of gains on these LHFS, net of hedges.

In addition to cash proceeds as reported in the table above, the Corporation received securities with an initial fair value of $545 million and $23.7 billion in connection with first-lien mortgage securitizations, principally residential agency securitizations, in 2011 and 2010. All of these securities were initially classified as Level 2 assets within the fair value hierarchy. During 2011 and 2010, there were no changes to the initial classification.
The Corporation recognizes consumer MSRs from the sale or securitization of first-lien mortgage loans. Servicing fee and ancillary fee income on consumer mortgage loans serviced, including securitizations where the Corporation has continuing involvement, were $5.8 billion and $6.4 billion in 2011 and 2010. Servicing advances on consumer mortgage loans, including securitizations where the Corporation has continuing involvement, were $26.0 billion and $24.3 billion at December 31, 2011 and 2010. The Corporation may have the option to repurchase delinquent loans out of securitization trusts, which reduces the amount of servicing advances it is required to make. During 2011 and 2010, $9.0 billion and $14.5 billion of loans were repurchased from first-lien securitization trusts as a result of loan delinquencies or in order to perform modifications. The majority of these loans repurchased were FHA-insured mortgages collateralizing GNMA securities. In addition, the Corporation has retained commercial MSRs from the sale or securitization of commercial mortgage loans. Servicing fee and ancillary fee income on commercial mortgage loans serviced, including securitizations where the Corporation has continuing involvement, were a loss of $12 million and a gain of $21 million in 2011 and 2010. Servicing advances on commercial mortgage loans, including securitizations where the Corporation has continuing involvement, were $152 million and $156 million at December 31, 2011 and 2010. For additional information on MSRs, see Note 25 – Mortgage Servicing Rights.
The table below summarizes select information related to first-lien mortgage securitization trusts in which the Corporation held a variable interest at December 31, 2011 and 2010.

First-lien VIEs

	Residential Mortgage
			Non-Agency
	Agency		Prime		Subprime		Alt-A		Commercial Mortgage
	December 31		December 31						December 31
(Dollars in millions)	2011	2010	2011	2010	2011	2010	2011	2010	2011	2010
Unconsolidated VIEs
Maximum loss exposure (1)	$37,519	$46,093	$2,375	$2,794	$289	$416	$506	$651	$981	$1,199
On-balance sheet assets
Senior securities held (2):
Trading account assets	$8,744	$10,693	$94	$147	$3	$126	$343	$645	$21	$146
AFS debt securities	28,775	35,400	2,001	2,593	174	234	163	—	846	984
Subordinate securities held (2):
Trading account assets	—	—	—	—	30	12	—	—	3	8
AFS debt securities	—	—	26	39	30	35	—	6	—	—
Residual interests held	—	—	8	6	9	9	—	—	43	61
All other assets	—	—	—	9	—	—	—	—	—	—
Total retained positions	$37,519	$46,093	$2,129	$2,794	$246	$416	$506	$651	$913	$1,199
Principal balance outstanding (3)	$1,198,766	$1,297,159	$61,207	$75,762	$73,949	$92,710	$101,622	$116,233	$76,645	$73,597

Consolidated VIEs
Maximum loss exposure (1)	$50,648	$32,746	$450	$46	$419	$42	$—	$—	$—	$—
On-balance sheet assets
Loans and leases	$50,159	$32,563	$1,298	$—	$892	$—	$—	$—	$—	$—
Allowance for loan and lease losses	(6)	(37)	—	—	—	—	—	—	—	—
Loans held-for-sale	—	—	—	—	622	732	—	—	—	—
All other assets	495	220	63	46	59	16	—	—	—	—
Total assets	$50,648	$32,746	$1,361	$46	$1,573	$748	$—	$—	$—	$—
On-balance sheet liabilities
Commercial paper and other short-term borrowings	$—	$—	$—	$—	$650	$706	$—	$—	$—	$—
Long-term debt	—	—	1,360	—	911	—	—	—	—	—
All other liabilities	—	3	—	9	57	62	—	—	—	—
Total liabilities	$—	$3	$1,360	$9	$1,618	$768	$—	$—	$—	$—

(1)
Maximum loss exposure excludes the liability for representations and warranties obligations and corporate guarantees and also excludes servicing advances and MSRs. For more information, see Note 9 – Representations and Warranties Obligations and Corporate Guarantees and Note 25 – Mortgage Servicing Rights.

(2)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2011 and 2010, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(3)	Principal balance outstanding includes loans the Corporation transferred with which the Corporation has continuing involvement, which may include servicing the loans.

As a result of a settlement agreement with Assured Guaranty Ltd. and its subsidiaries (Assured Guaranty) in 2011, the Corporation entered into a loss-sharing reinsurance arrangement involving 21 first-lien RMBS trusts. This obligation is a variable interest that could potentially be significant to the trusts. To the extent that the Corporation services all or a majority of the loans in any of the 21 trusts, the Corporation is the primary beneficiary. At December 31, 2011, 12 of these trusts were consolidated. Assets and liabilities of the consolidated trusts and the Corporation’s maximum loss exposure to consolidated and unconsolidated trusts are included in the table above as non-agency prime and subprime trusts. For additional information, see Note 9 – Representations and Warranties Obligations and Corporate Guarantees.

Home Equity Loans
The Corporation retains interests in home equity securitization trusts to which it transferred home equity loans. These retained interests include senior and subordinate securities and residual interests. In addition, the Corporation may be obligated to provide subordinate funding to the trusts during a rapid amortization event. The Corporation also services the loans in the trusts. Except as described below and in Note 9 – Representations and Warranties Obligations and Corporate Guarantees, the Corporation does not provide guarantees or recourse to the securitization trusts other than standard representations and warranties. There were no securitizations of home equity loans during 2011 and 2010. All of the home equity trusts have entered the amortization phase and, accordingly, there were no collections reinvested in revolving period securitizations in 2011. Collections reinvested in revolving period securitizations were $21 million in 2010.

The table below summarizes select information related to home equity loan securitization trusts in which the Corporation held a variable interest at December 31, 2011 and 2010.

Home Equity Loan VIEs

	December 31
	2011			2010
(Dollars in millions)	Consolidated VIEs	Unconsolidated VIEs	Total	Consolidated VIEs	Unconsolidated VIEs	Total
Maximum loss exposure (1)	$2,672	$7,563	$10,235	$3,192	$9,132	$12,324
On-balance sheet assets
Trading account assets (2, 3)	$—	$5	$5	$—	$209	$209
Available-for-sale debt securities (3, 4)	—	13	13	—	35	35
Loans and leases	2,975	—	2,975	3,529	—	3,529
Allowance for loan and lease losses	(303)	—	(303)	(337)	—	(337)
Total	$2,672	$18	$2,690	$3,192	$244	$3,436
On-balance sheet liabilities
Long-term debt	$3,081	$—	$3,081	$3,635	$—	$3,635
All other liabilities	66	—	66	23	—	23
Total	$3,147	$—	$3,147	$3,658	$—	$3,658
Principal balance outstanding	$2,975	$14,422	$17,397	$3,529	$20,095	$23,624

(1)
For unconsolidated VIEs, the maximum loss exposure includes outstanding trust certificates issued by trusts in rapid amortization, net of recorded reserves, and excludes the liability for representations and warranties obligations and corporate guarantees.

(2)	At December 31, 2011 and 2010, $3 million and $204 million of the debt securities classified as trading account assets were senior securities and $2 million and $5 million were subordinate securities.

(3)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2011 and 2010, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(4)	At December 31, 2011 and 2010, $13 million and $35 million were subordinate debt securities.

Included in the table above are consolidated and unconsolidated home equity loan securitizations that have entered a rapid amortization period and for which the Corporation is obligated to provide subordinated funding. During this period, cash payments from borrowers are accumulated to repay outstanding debt securities and the Corporation continues to make advances to borrowers when they draw on their lines of credit. The Corporation then transfers the newly generated receivables into the securitization vehicles and is reimbursed only after other parties in the securitization have received all of the cash flows to which they are entitled. If loan losses requiring draws on monoline insurers’ policies, which protect the bondholders in the securitization, exceed a certain level, the Corporation may not receive reimbursement for all of the funds advanced to borrowers, as the senior bondholders and the monoline insurers have priority for repayment. The Corporation evaluates each of these securitizations for potential losses due to non-recoverable advances by estimating the amount and timing of future losses on the underlying loans, the excess spread available to cover such losses and potential cash flow shortfalls during rapid amortization. This evaluation, which includes the number of loans still in revolving status, the amount of available credit and when those loans will lose revolving status, is also used to determine whether the Corporation has a variable interest that is more than insignificant and must consolidate the trust. A maximum funding obligation attributable to rapid amortization cannot be calculated as a home equity borrower has the ability to pay down and re-draw balances. At December 31, 2011 and 2010, home equity loan securitization transactions in rapid amortization for which the Corporation has a subordinate funding obligation, including both consolidated and unconsolidated trusts, had $10.7 billion and $12.5 billion of trust certificates outstanding. This amount is significantly greater than the amount the Corporation expects to fund. The charges that will ultimately be recorded as a result of the rapid amortization events depend on the undrawn available credit on the home equity lines, which totaled $460 million and $639 million at December 31, 2011 and 2010, as well as performance of the loans, the amount of subsequent draws and the timing of related cash flows. At December 31, 2011 and 2010, the reserve for losses on expected future draw obligations on the home equity loan securitizations in rapid amortization for which the Corporation has a subordinated funding obligation was $69 million and $131 million.
The Corporation has consumer MSRs from the sale or securitization of home equity loans. The Corporation recorded $62 million and $79 million of servicing fee income related to home equity securitizations during 2011 and 2010.

Credit Card Securitizations
The Corporation securitizes originated and purchased credit card loans. The Corporation’s continuing involvement with the securitization trusts includes servicing the receivables, retaining an undivided interest (seller’s interest) in the receivables, and holding certain retained interests including senior and subordinate securities, discount receivables, subordinate interests in accrued interest and fees on the securitized receivables, and cash reserve accounts. The seller’s interest in the trusts, which is pari passu to the investors’ interest, and the discount receivables are classified in loans and leases.
The table below summarizes select information related to credit card securitization trusts in which the Corporation held a variable interest at December 31, 2011 and 2010.

Credit Card VIEs

	December 31
(Dollars in millions)	2011	2010
Consolidated VIEs
Maximum loss exposure	$38,282	$36,596
On-balance sheet assets
Derivative assets	$788	$1,778
Loans and leases (1)	74,793	92,104
Allowance for loan and lease losses	(4,742)	(8,505)
All other assets (2)	723	4,259
Total	$71,562	$89,636
On-balance sheet liabilities
Long-term debt	$33,076	$52,781
All other liabilities	204	259
Total	$33,280	$53,040
Trust loans	$74,793	$92,104

(1)	At December 31, 2011 and 2010, loans and leases included $28.7 billion and $20.4 billion of seller’s interest and $1.0 billion and $3.8 billion of discount receivables.

(2)	At December 31, 2011 and 2010, all other assets included restricted cash accounts and unbilled accrued interest and fees.

During 2010, $2.9 billion of new senior debt securities were issued to third-party investors from the credit card securitization trusts and none were issued in 2011.
During 2010, subordinate securities with a notional principal amount of $11.5 billion and a stated interest rate of zero percent were issued by certain credit card securitization trusts to the Corporation. In addition, the Corporation elected to designate a specified percentage of new receivables transferred to the trusts as “discount receivables” such that principal collections thereon are added to finance charges which increases the yield in the trust. Through the designation of newly transferred receivables as discount receivables, the Corporation has subordinated a portion of its seller’s interest to the investors’ interest. These actions, which were specifically permitted by the terms of the trust documents, were taken in an effort to address the decline in the excess spread of the U.S. and U.K. credit card securitization trusts. The U.S. election expired June 30, 2011. The issuance of subordinate securities and the discount receivables election had no impact on the Corporation’s results of operations in 2011 and 2010.

Other Asset-backed Securitizations
Other asset-backed securitizations include resecuritization trusts, municipal bond trusts, and automobile and other securitization trusts. The table below summarizes select information related to other asset-backed securitizations in which the Corporation held a variable interest at December 31, 2011 and 2010.

Other Asset-backed VIEs

	Resecuritization Trusts		Municipal Bond Trusts		Automobile and Other Securitization Trusts
	December 31		December 31		December 31
(Dollars in millions)	2011	2010	2011	2010	2011	2010
Unconsolidated VIEs
Maximum loss exposure	$31,140	$20,320	$3,752	$4,261	$93	$141
On-balance sheet assets
Senior securities held (1, 2):
Trading account assets	$2,595	$1,219	$228	$255	$—	$—
AFS debt securities	27,616	17,989	—	—	81	109
Subordinate securities held (1, 2):
Trading account assets	—	2	—	—	—	—
AFS debt securities	544	1,036	—	—	—	—
Residual interests held (3)	385	74	—	—	—	—
All other assets	—	—	—	—	12	17
Total retained positions	$31,140	$20,320	$228	$255	$93	$126
Total assets of VIEs	$60,459	$39,830	$5,964	$6,108	$668	$774

Consolidated VIEs
Maximum loss exposure	$—	$—	$3,901	$4,716	$1,087	$2,061
On-balance sheet assets
Trading account assets	$—	$68	$3,901	$4,716	$—	$—
Loans and leases	—	—	—	—	4,923	9,583
Allowance for loan and lease losses	—	—	—	—	(7)	(29)
All other assets	—	—	—	—	168	196
Total assets	$—	$68	$3,901	$4,716	$5,084	$9,750
On-balance sheet liabilities
Commercial paper and other short-term borrowings	$—	$—	$5,127	$4,921	$—	$—
Long-term debt	—	68	—	—	3,992	7,681
All other liabilities	—	—	—	—	90	101
Total liabilities	$—	$68	$5,127	$4,921	$4,082	$7,782

(1)
As a holder of these securities, the Corporation receives scheduled principal and interest payments. During 2011 and 2010, there were no OTTI losses recorded on those securities classified as AFS debt securities.

(2)	The retained senior and subordinate securities were valued using quoted market prices or observable market inputs (Level 2 of the fair value hierarchy).

(3)	The retained residual interests are carried at fair value which was derived using model valuations (Level 2 of the fair value hierarchy).
Resecuritization Trusts
The Corporation transfers existing securities, typically MBS, into resecuritization vehicles at the request of customers seeking securities with specific characteristics. The Corporation may also enter into resecuritizations of securities within its investment portfolio for purposes of improving liquidity and capital, and managing credit or interest rate risk. Generally, there are no significant ongoing activities performed in a resecuritization trust and no single investor has the unilateral ability to liquidate the trust.
The Corporation resecuritized $33.6 billion of securities in 2011 compared to $97.7 billion in 2010. Net gains on sales totaled $909 million in 2011 compared to net losses of $144 million in 2010. The Corporation consolidates a resecuritization trust if it has sole discretion over the design of the trust, including the identification of securities to be transferred in and the structure of securities to be issued, and also retains a variable interest that could potentially be significant to the trust. If one or a limited number of third-party investors share responsibility for the design of the trust and purchase a significant portion of securities, including subordinate securities issued by non-agency trusts, the Corporation does not consolidate the trust.
Municipal Bond Trusts
The Corporation administers municipal bond trusts that hold highly-rated, long-term, fixed-rate municipal bonds. A majority of the bonds are rated AAA or AA and some benefit from insurance provided by third parties. The trusts obtain financing by issuing floating-rate trust certificates that reprice on a weekly or other basis to third-party investors. The Corporation may serve as remarketing agent and/or liquidity provider for the trusts. The floating-rate investors have the right to tender the certificates at specified dates, often with as little as seven days’ notice. Should the Corporation be unable to remarket the tendered certificates, it is generally obligated to purchase them at par under standby liquidity facilities unless the bond’s credit rating has declined below investment grade or there has been an event of default or bankruptcy of the issuer and insurer.
The Corporation also provides credit enhancement to investors in certain municipal bond trusts whereby the Corporation guarantees the payment of interest and principal on floating-rate certificates issued by these trusts in the event of default by the issuer of the underlying municipal bond. If a customer holds the residual interest in a trust, that customer typically has the unilateral ability to liquidate the trust at any time, while the Corporation typically has the ability to trigger the liquidation of that trust if the market value of the bonds held in the trust declines below a specified threshold. This arrangement is designed to limit market losses to an amount that is less than the customer’s residual interest, effectively preventing the Corporation from absorbing losses incurred on assets held within that trust.
During 2011 and 2010, the Corporation was the transferor of assets into unconsolidated municipal bond trusts and received cash proceeds from new securitizations of $733 million and $1.2 billion. At December 31, 2011 and 2010, the principal balance outstanding for unconsolidated municipal bond securitization trusts for which the Corporation was transferor was $2.5 billion and $2.2 billion.
The Corporation’s liquidity commitments to unconsolidated municipal bond trusts, including those for which the Corporation was transferor, totaled $3.5 billion and $4.0 billion at December 31, 2011 and 2010. The weighted-average remaining life of bonds held in the trusts at December 31, 2011 was 10.0 years. There were no material write-downs or downgrades of assets or issuers during 2011.
Automobile and Other Securitization Trusts
The Corporation transfers automobile and other loans into securitization trusts, typically to improve liquidity or manage credit risk. At December 31, 2011, the Corporation serviced assets or otherwise had continuing involvement with automobile and other securitization trusts with outstanding balances of $5.8 billion, including trusts collateralized by automobile loans of $3.9 billion, student loans of $1.2 billion, and other loans and receivables of $668 million. At December 31, 2010, the Corporation serviced assets or otherwise had continuing involvement with automobile and other securitization trusts with outstanding balances of $10.5 billion, including trusts collateralized by automobile loans of $8.4 billion, student loans of $1.3 billion, and other loans and receivables of $774 million.
Collateralized Debt Obligation Vehicles
CDO vehicles hold diversified pools of fixed-income securities, typically corporate debt or ABS, which they fund by issuing multiple tranches of debt and equity securities. Synthetic CDOs enter into a portfolio of CDS to synthetically create exposure to fixed-income securities. CLOs are a subset of CDOs which hold pools of loans, typically corporate loans or commercial mortgages. CDOs are typically managed by third-party portfolio managers. The Corporation transfers assets to these CDOs, holds securities issued by the CDOs and may be a derivative counterparty to the CDOs, including a CDS counterparty for synthetic CDOs. The Corporation has also entered into total return swaps with certain CDOs whereby the Corporation absorbs the economic returns generated by specified assets held by the CDO. The Corporation receives fees for structuring CDOs and providing liquidity support for super senior tranches of securities issued by certain CDOs. No third parties provide a significant amount of similar commitments to these CDOs.
The table below summarizes select information related to CDO vehicles in which the Corporation held a variable interest at December 31, 2011 and 2010.

CDO Vehicle VIEs

	December 31
	2011			2010
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$1,695	$2,272	$3,967	$2,971	$3,828	$6,799
On-balance sheet assets
Trading account assets	$1,392	$461	$1,853	$2,485	$884	$3,369
Derivative assets	452	678	1,130	207	890	1,097
AFS debt securities	—	—	—	769	338	1,107
All other assets	—	96	96	24	123	147
Total	$1,844	$1,235	$3,079	$3,485	$2,235	$5,720
On-balance sheet liabilities
Derivative liabilities	$—	$11	$11	$—	$58	$58
Long-term debt	2,712	2	2,714	3,162	—	3,162
Total	$2,712	$13	$2,725	$3,162	$58	$3,220
Total assets of VIEs	$1,844	$32,903	$34,747	$3,485	$43,476	$46,961

The Corporation’s maximum loss exposure of $4.0 billion at December 31, 2011 included $336 million of super senior CDO exposure, $1.7 billion of exposure to CDO financing facilities and $2.0 billion of other non-super senior exposure. This exposure is calculated on a gross basis and does not reflect any benefit from insurance purchased from third parties. Net of this insurance but including securities retained from liquidations of CDOs, the Corporation’s net exposure to super senior CDO-related positions was $152 million at December 31, 2011. The CDO financing facilities, which are consolidated, obtain funding from third parties for CDO positions which are principally classified in trading account assets on the Corporation’s Consolidated Balance Sheet. The CDO financing facilities’ long-term debt at December 31, 2011 totaled $2.6 billion, all of which has recourse to the general credit of the Corporation. The Corporation’s maximum exposure to loss is significantly less than the total assets of the CDO vehicles in the table above because the Corporation typically has exposure to only a portion of the total assets.
At December 31, 2011, the Corporation had $2.4 billion of aggregate liquidity exposure to CDOs. This amount included $588 million of commitments to CDOs to provide funding for super senior exposures and $1.8 billion notional amount of derivative contracts with unconsolidated VIEs, principally CDO vehicles, which hold non-super senior CDO debt securities or other debt securities on the Corporation’s behalf. See Note 14 – Commitments and Contingencies for additional information. The Corporation’s liquidity exposure to CDOs at December 31, 2011 is included in the table above to the extent that the Corporation sponsored the CDO vehicle or the liquidity exposure is more than insignificant compared to total assets of the CDO vehicle. Liquidity exposure included in the table is reported net of previously recorded losses.
Customer Vehicles
Customer vehicles include credit-linked and equity-linked note vehicles, repackaging vehicles and asset acquisition vehicles, which are typically created on behalf of customers who wish to obtain market or credit exposure to a specific company or financial instrument.
The table below summarizes select information related to customer vehicles in which the Corporation held a variable interest at December 31, 2011 and 2010.

Customer Vehicle VIEs

	December 31
	2011			2010
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$3,264	$2,116	$5,380	$4,449	$2,735	$7,184
On-balance sheet assets
Trading account assets	$3,302	$211	$3,513	$3,458	$876	$4,334
Derivative assets	—	905	905	1	722	723
Loans held-for-sale	907	—	907	959	—	959
All other assets	1,452	—	1,452	1,429	—	1,429
Total	$5,661	$1,116	$6,777	$5,847	$1,598	$7,445
On-balance sheet liabilities
Derivative liabilities	$4	$42	$46	$1	$23	$24
Commercial paper and other short-term borrowings	—	—	—	—	—	—
Long-term debt	3,912	—	3,912	3,457	—	3,457
All other liabilities	1	448	449	—	140	140
Total	$3,917	$490	$4,407	$3,458	$163	$3,621
Total assets of VIEs	$5,661	$5,302	$10,963	$5,847	$6,090	$11,937

Credit-linked and equity-linked note vehicles issue notes which pay a return that is linked to the credit or equity risk of a specified company or debt instrument. The vehicles purchase high-grade assets as collateral and enter into CDSs or equity derivatives to synthetically create the credit or equity risk to pay the specified return on the notes. The Corporation is typically the counterparty for some or all of the credit and equity derivatives and, to a lesser extent, it may invest in securities issued by the vehicles. The Corporation may also enter into interest rate or foreign currency derivatives with the vehicles. The Corporation also had approximately $824 million of other liquidity commitments, including written put options and collateral value guarantees, with unconsolidated credit-linked and equity-linked note vehicles at December 31, 2011.
Repackaging vehicles issue notes that are designed to incorporate risk characteristics desired by customers. The vehicles hold debt instruments such as corporate bonds, convertible bonds or ABS with the desired credit risk profile. The Corporation enters into derivatives with the vehicles to change the interest rate or foreign currency profile of the debt instruments. If a vehicle holds convertible bonds and the Corporation retains the conversion option, the Corporation is deemed to have a controlling financial interest and consolidates the vehicle.
Asset acquisition vehicles acquire financial instruments, typically loans, at the direction of a single customer and obtain funding through the issuance of structured liabilities to the Corporation. At the time the vehicle acquires an asset, the Corporation enters into total return swaps with the customer such that the economic returns of the asset are passed through to the customer. The Corporation is exposed to counterparty credit risk if the asset declines in value and the customer defaults on its obligation to the Corporation under the total return swaps. The Corporation’s risk may be mitigated by collateral or other arrangements. The Corporation consolidates these vehicles because it has the power to manage the assets in the vehicles and owns all of the structured liabilities issued by the vehicles.
The Corporation’s maximum exposure to loss from customer vehicles includes the notional amount of the credit or equity derivatives to which the Corporation is a counterparty, net of losses previously recorded, and the Corporation’s investment, if any, in securities issued by the vehicles. It has not been reduced to reflect the benefit of offsetting swaps with the customers or collateral arrangements.
Other Variable Interest Entities
Other consolidated VIEs primarily include investment vehicles, leveraged lease trusts and, at December 31, 2010, a collective investment fund and asset acquisition conduits. Other unconsolidated VIEs primarily include investment vehicles and real estate vehicles.

The table below summarizes select information related to other VIEs in which the Corporation held a variable interest at December 31, 2011 and 2010.

Other VIEs

	December 31
	2011			2010
(Dollars in millions)	Consolidated	Unconsolidated	Total	Consolidated	Unconsolidated	Total
Maximum loss exposure	$7,429	$7,286	$14,715	$19,248	$8,796	$28,044
On-balance sheet assets
Trading account assets	$—	$—	$—	$8,900	$—	$8,900
Derivative assets	394	440	834	—	228	228
AFS debt securities	—	62	62	1,832	73	1,905
Loans and leases	5,154	357	5,511	7,690	1,122	8,812
Allowance for loan and lease losses	(8)	(1)	(9)	(27)	(22)	(49)
Loans held-for-sale	106	598	704	262	949	1,211
All other assets	1,809	5,823	7,632	937	6,440	7,377
Total	$7,455	$7,279	$14,734	$19,594	$8,790	$28,384
On-balance sheet liabilities
Commercial paper and other short-term borrowings	$—	$—	$—	$1,115	$—	$1,115
Long-term debt	10	—	10	229	—	229
All other liabilities	694	1,705	2,399	8,683	1,666	10,349
Total	$704	$1,705	$2,409	$10,027	$1,666	$11,693
Total assets of VIEs	$7,455	$11,055	$18,510	$19,594	$13,416	$33,010

Investment Vehicles
The Corporation sponsors, invests in or provides financing to a variety of investment vehicles that hold loans, real estate, debt securities or other financial instruments and are designed to provide the desired investment profile to investors. At December 31, 2011 and 2010, the Corporation’s consolidated investment vehicles had total assets of $2.6 billion and $5.6 billion. The Corporation also held investments in unconsolidated vehicles with total assets of $5.5 billion and $7.9 billion at December 31, 2011 and 2010. The Corporation’s maximum exposure to loss associated with both consolidated and unconsolidated investment vehicles totaled $4.4 billion and $8.7 billion at December 31, 2011 and 2010 comprised primarily of on-balance sheet assets less non-recourse liabilities.
Collective Investment Funds
The Corporation is trustee for certain common and collective investment funds that provide investment opportunities for eligible clients of GWIM. These funds, which had total assets of $11.1 billion and $21.2 billion at December 31, 2011 and 2010, hold a variety of cash, debt and equity investments. At December 31, 2011, the Corporation did not have a variable interest in these funds. The Corporation consolidated a stable value collective investment fund with total assets of $8.1 billion at December 31, 2010, for which the Corporation had the unilateral ability to replace the fund’s asset manager. The fund was liquidated during 2011.
Leveraged Lease Trusts
The Corporation’s net investment in consolidated leveraged lease trusts totaled $4.8 billion and $5.2 billion at December 31, 2011 and 2010. The trusts hold long-lived equipment such as rail cars, power generation and distribution equipment, and commercial aircraft. The Corporation structures the trusts and holds a significant residual interest. The net investment represents the Corporation’s maximum loss exposure to the trusts in the unlikely event that the leveraged lease investments become worthless. Debt issued by the leveraged lease trusts is non-recourse to the Corporation. The Corporation has no liquidity exposure to these leveraged lease trusts.
Asset Acquisition Conduits
The Corporation administered two asset acquisition conduits which acquired assets on behalf of the Corporation or its customers. These conduits had total assets of $640 million at December 31, 2010. The conduits were liquidated during 2011. Liquidation of the conduits did not impact the Corporation’s results of operations.
Real Estate Vehicles
The Corporation held investments in unconsolidated real estate vehicles of $5.4 billion at both December 31, 2011 and 2010 which consisted of investments in unconsolidated limited partnerships that finance the construction and rehabilitation of affordable rental housing. An unrelated third party is typically the general partner and has control over the significant activities of the partnership. The Corporation earns a return primarily through the receipt of tax credits allocated to the affordable housing projects. The Corporation’s risk of loss is mitigated by policies requiring that the project qualify for the expected tax credits prior to making its investment. The Corporation may from time to time be asked to invest additional amounts to support a troubled project. Such additional investments have not been and are not expected to be significant.

Other Asset-backed Financing Arrangements
The Corporation transferred pools of securities to certain independent third parties and provided financing for approximately 75 percent of the purchase price under asset-backed financing arrangements. At December 31, 2011 and 2010, the Corporation’s maximum loss exposure under these financing arrangements was $4.7 billion and $6.5 billion, substantially all of which was classified as loans on the Corporation’s Consolidated Balance Sheet. All principal and interest payments have been received when due in accordance with the contractual terms. These arrangements are not included in the Other VIEs table because the purchasers are not VIEs.